INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective tax rate and statutory federal rate
	December 31, 2013	December 31, 2012
Tax benefit computed at "expected" statutory rate	$(1,173,114)	$(2,359,025)
State income taxes, net of benefit	(79,110)	(60,884)
Permanent differences :
Impairment expense	-	437,324
Stock based compensation and consulting	381,620	1,508,371
Other permanent differences	(50,892)	(681)
Timing differences
Amortization of patents and other	304,435	-
Increase in valuation allowance	617,061	474,895
Net income tax benefit	$-	$-

Effective tax rate and statutory federal rates
	December 31, 2013	December 31, 2012

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(5.0)%	(5.0)%
Permanent differences	14.0%	31.0%
Timing differences	13.0%	-
Change in valuation allowance	12.0%	8.0%

Effective tax rate	0.0%	0.0%

Deferred tax asset
Deferred tax assets:	December 31, 2013	December 31, 2012
Total deferred tax assets	$1,095,797	$478,736
Less: valuation allowance	(1,095,797)	(478,736)
Net deferred tax asset	$-	$-